Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Share Capital	Share Premium account	Capital redemption reserve.	Merger reserve.	Other reserves	Retained earnings.	Total attributable to owners of the parent	Non-controlling interests.	Total
Equity at beginning of period at Dec. 31, 2017	$ 317	$ 4,393	$ 153	$ 448	$ 1,428	$ 8,221	$ 14,960	$ 1,682	$ 16,642
Adoption of new accounting standard						(91)	(91)		(91)
Profit for the period						2,155	2,155	(105)	2,050
Other comprehensive income (loss)						(1,058)	(1,058)	(1)	(1,059)
Transfer to other reserves					12	(12)
Dividends						(3,539)	(3,539)		(3,539)
Issue of Ordinary Shares		34					34		34
Share-based payments charge for the period						219	219		219
Settlement of share plan awards						(212)	(212)		(212)
Net movement		34			12	(2,538)	(2,492)	(106)	(2,598)
Equity at end of period at Dec. 31, 2018	317	4,427	153	448	1,440	5,683	12,468	1,576	14,044
Adoption of new accounting standard						54	54		54
Profit for the period						1,335	1,335	(108)	1,227
Other comprehensive income (loss)						(612)	(612)	1	(611)
Transfer to other reserves					5	(5)
Dividends						(3,579)	(3,579)		(3,579)
Issue of Ordinary Shares	11	3,514					3,525		3,525
Share-based payments charge for the period						259	259		259
Settlement of share plan awards						(323)	(323)		(323)
Net movement	11	3,514			5	(2,871)	659	(107)	552
Equity at end of period at Dec. 31, 2019	328	7,941	153	448	1,445	2,812	13,127	1,469	14,596
Profit for the period						3,196	3,196	(52)	3,144
Other comprehensive income (loss)						1,608	1,608		1,608
Transfer to other reserves					(22)	1,423	1,401	(1,401)
Dividends						(3,668)	(3,668)		(3,668)
Issue of Ordinary Shares		30					30		30
Share-based payments charge for the period						277	277		277
Settlement of share plan awards						(349)	(349)		(349)
Net movement		30			(22)	2,487	2,495	(1,453)	1,042
Equity at end of period at Dec. 31, 2020	$ 328	$ 7,971	$ 153	$ 448	$ 1,423	$ 5,299	$ 15,622	$ 16	$ 15,638